Investments with Continuous Unrealized Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 2,184,292	$ 2,473,260
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(15,554)	(10,352)
Investments with continuous unrealized losses for 12 months or greater, Fair value	45,464	74,076
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(31)	(387)
Total Investments with continuous unrealized losses, Fair value	2,229,756	2,547,336
Total Investments with continuous unrealized losses, Unrealized losses	(15,585)	(10,739)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	1,717,212	2,138,546
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(11,440)	(9,027)
Investments with continuous unrealized losses for 12 months or greater, Fair value	40,465	68,084
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(30)	(379)
Total Investments with continuous unrealized losses, Fair value	1,757,677	2,206,630
Total Investments with continuous unrealized losses, Unrealized losses	(11,470)	(9,406)
Government Sponsored Enterprises Debentures
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	464,080	308,026
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(4,112)	(1,252)
Investments with continuous unrealized losses for 12 months or greater, Fair value	4,999	5,992
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(1)	(8)
Total Investments with continuous unrealized losses, Fair value	469,079	314,018
Total Investments with continuous unrealized losses, Unrealized losses	(4,113)	(1,260)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	3,000	26,688
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(2)	(73)
Total Investments with continuous unrealized losses, Fair value	3,000	26,688
Total Investments with continuous unrealized losses, Unrealized losses	$ (2)	$ (73)